UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
      Washington, DC 20549
      Form 13F
      Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:
December 31, 2005

      Check here if Amendment []; Amendment Number:

      This Amendment (check one only):	[] is a restatement,
[] adds new holding entries

      Institutional Investment Manager filing this report:

      Name:				GMT Capital Corp
      Address:				2100 RiverEdge Parkway, #840
						Atlanta, GA 30328

      Form 13F File Number: 	28-05497

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:				George E. Case III
Title:				Vice President
Phone:				770-989-8261
Signature,			Place,		and Date of Signing
George E. Case, III		Atlanta, GA	February 15, 2004

			[X] 13F Holding Report
			[ ] 13F Notice
			[ ] 13F Combination Report

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:		None

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total:	$1,071,279

List of other Included Managers: 		None

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GMT Capital
13F Information Table
December 31, 2005



                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AMR Corp                       COM              001765106    10950   492600 SH       Sole
Abbott Laboratories            COM              002824100     3158    80100 SH       Sole
Abiomed Inc                    COM              003654100      102    11000 SH       Sole
Acusphere                      COM              00511r870     5129   960425 SH       Sole
Aetna Inc.                     COM              00817Y108    46478   492820 SH       Sole
Albemarle                      COM              012653101     5453   142200 SH       Sole
Alcan                          COM              013716105    14722   359500 SH       Sole
Anadarko Petroleum             COM              032511107    13490   142370 SH       Sole
Archer-Daniels-Midland Co.     COM              039483102    12707   515300 SH       Sole
Aspen Insurance Holdings       COM              g05384105    19525   824900 SH       Sole
Bancolombia sa Adr             COM              05968l102     5212   180800 SH       Sole
Brooks Automation              COM              114340102      623    49753 SH       Sole
Bunge Limited                  COM              G16962105    34626   611650 SH       Sole
Burlington Northern Santa Fe C COM              12189T104    51288   724200 SH       Sole
Burlington Resources           COM              122014103      729     8458 SH       Sole
Cambridge Heart                COM              131910101      170   231100 SH       Sole
Canadian Natural Resources     COM              136385101   195985  3953700 SH       Sole
Carrington Laboratories, Inc.  COM              144525102       68    14300 SH       Sole
Citigroup Inc.                 COM              172967101    37460   771900 SH       Sole
Comcast Corporation            COM              20030n200    19420   755940 SH       Sole
Comp de Minas Buenaventura ADR COM              204448104    15129   534600 SH       Sole
Computer Sciences Corp         COM              205363104     7520   148500 SH       Sole
Conoco Phillips                COM              20825c104    74717  1284240 SH       Sole
Constellation copper           COM              b00g654       1015   845800 SH       Sole
Cotherix                       COM              22163t103      897    84800 SH       Sole
DHB Industries                 COM              23321e103      614   137400 SH       Sole
DURECT Corp                    COM              266605104       85    16700 SH       Sole
Del Monte Foods                COM              24522p103    10525  1009130 SH       Sole
Devon Energy Corp              COM              25179M103    97376  1557026 SH       Sole
Direct Gen Corp                COM              25456w204    16430   972206 SH       Sole
Discovery Channel              COM              25468y107    16885  1114541 SH       Sole
Dow Chemicals                  COM              260543103    22598   515700 SH       Sole
Electronic Arts                COM              285512109     1220    23320 SH       Sole
Healthsouth Corp.              COM              421924101    17832  3639230 SH       Sole
Home Depot                     COM              437076102     8043   198700 SH       Sole
Homestore Inc                  COM              437852106    12590  2468600 SH       Sole
Huntsman Corp.                 COM              447011107    29816  1731500 SH       Sole
IBasis                         COM              450732102     3393  1854100 SH       Sole
Inco Limited                   COM              453258402    15441   354400 SH       Sole
Ishares MSCI Japan Index Fund  COM              464286848     9042   668800 SH       Sole
JP Morgan Chase & Co           COM              46625H100     9319   234800 SH       Sole
Liberty Global Series C        COM                           12681   598152 SH       Sole
Liberty Media                  COM              530718105    27509  3495437 SH       Sole
MapInfo Corporation            COM              565105103     1158    91823 SH       Sole
Marathon Oil Corp              COM              565849106      187     3070 SH       Sole
Marsh Mcllennan cos Inc        COM              571748102      111     3500 SH       Sole
NII Holdings                   COM              62913f201      690    15800 SH       Sole
Nexen                          COM              65334h102    34096   715260 SH       Sole
Norfolk Southern Corp.         COM              655844108     5949   132700 SH       Sole
Novartis AG                    COM              66987V109     4970    94700 SH       Sole
Pervasive Software             COM              715710109      692   158100 SH       Sole
Point Therapeutics             COM              730694106     8437  2445450 SH       Sole
Precision Drilling Trust       COM              740215108     6312   191220 SH       Sole
Rio Tinto                      COM              767204100     7074    38700 SH       Sole
Seagate Tech                   COM              g7945j104     3792   189700 SH       Sole
Source Interlink               COM              836151209     7735   695600 SH       Sole
Streettracks Gold TR           COM              863307104     7654   148400 SH       Sole
Swift Energy                   COM              870738101      397     8800 SH       Sole
Taiwan Seminconductor Mfg ADR  COM              874039100     9257   934128 SH       Sole
Time Warner Inc                COM              887317105    27367  1569200 SH       Sole
Time Warner Telecom            COM              887319101     6966   707200 SH       Sole
Tyson Foods                    COM              902494103     3049   178279 SH       Sole
US Steel Corp                  COM              912909108     5672   118000 SH       Sole
Valassis Communications        COM              918866104     2942   101190 SH       Sole
ViaCell                        COM              92554j105       20     3500 SH       Sole
Viisage Technology             COM              92675k205      923    52396 SH       Sole
Vishay Intertechnology         COM              928298108     7389   537000 SH       Sole
Vision Sciences Inc. Delaware  COM              927912105      160    76800 SH       Sole
Vodafone Group plc ADR         COM              92857w100     5851   272500 SH       Sole
Walmart                        COM              931142103    10128   216400 SH       Sole
Westlake Chemical Corp         COM              960413102    14327   497300 SH       Sole
REPORT SUMMARY                 71 DATA RECORDS             1071279            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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